Off-Balance Sheet Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Off-Balance Sheet Commitments [Abstract]
Summary of Sublease Agreements	As part of this agreement, the security deposit received is as follows:

	Sublease to be received
As of June 30, 2022	Total	Less than one year	One to five years	More than five years
Sublease in US	311	311	—	—
Total	311	311	—	—